Consolidated Balance Sheets - USD ($)	Feb. 28, 2018	Aug. 31, 2017	Aug. 31, 2016
Current Assets
Cash	$ 59,523	$ 15,406
Inventory	28,153
Current portion of prepaid stock-based salaries and consulting fees	740,000	1,300,000
Deposit and prepaid expenses	26,946
Total Current Assets	854,622	1,315,406
Office equipment, net of accumulated depreciation	18,136	17,950
Other Assets
Non-current portion of prepaid stock-based salaries and consulting fees	123,333	493,333
Website development costs	95,835	92,035
Total Other Assets	219,168	585,368
Total Assets	1,091,926	1,918,724	0
Current liabilities:
Accounts payable and accrued liabilities	90,258	71,425	68,419
Advances from former related party			26,981
Due to related party	1,247,578	514,081
Bank overdraft			1,202
Notes payable - former related party			50,000
Total current liabilities	1,337,836	585,506	146,602
Total liabilities	1,337,836	585,506	146,602
Stockholders' Equity (Deficit):
Preferred Stock			1,000
Additional paid in capital	7,811,721	7,475,931	4,315,919
Stock subscription payable	90,521	90,521	90,521
Accumulated other comprehensive income	(7,424)	75
Accumulated deficit	(8,250,927)	(6,343,426)	(4,554,259)
Total stockholders' equity (deficit)	(245,910)	1,333,218	(146,602)
Total liabilities and Stockholders' Equity (Deficit)	1,091,926	1,918,724	0
Class A Common Stock [Member]
Stockholders' Equity (Deficit):
Common stock, value	30,799	30,717	217
Class B Common Stock [Member]
Stockholders' Equity (Deficit):
Common stock, value	6,000	6,000
Class C Common Stock [Member]
Stockholders' Equity (Deficit):
Common stock, value	$ 73,400	$ 73,400